Other Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Expenses [Abstract]
Schedule of Other Expenses

For the years ended December 31, 2024, 2023 and 2022, other expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Driver fine subsidies	2,228,702	1,315,829	--
Penalty payments	350,888	349,412	103,714
Lawsuit provision expense (*)	183,997	846,218	175,209
Donations and grant	26,785	121,496	7,857
Custom tax provision expense	--	32,304	78,232
Other	265,283	108,384	34,112
Total	3,055,655	2,773,643	399,124

(*)	Lawsuit provision expenses consist of the civil law cases and labor law cases. The Group has accounted for the requisite provisions pertaining to these lawsuits within the consolidated financial statements as of December 31, 2024, 2023 and 2022.